Average Annual Total Returns{- Fidelity® Capital Appreciation Fund} - 10.31 Fidelity Capital Appreciation Fund Retail PRO-08 - Fidelity® Capital Appreciation Fund	Fidelity Capital Appreciation Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Capital Appreciation Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Capital Appreciation Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	33.80%	16.16%	14.46%	31.29%	13.54%	12.19%	21.74%	12.38%	11.39%	18.40%	15.22%	13.88%